Commitments and Contingencies (Details) - Schedule of future minimum payments required under the lease	Jun. 30, 2022 USD ($)
Schedule Of Future Minimum Payments Required Under The Lease Abstract
2023	$ 361,440
2024	495,250
2025	509,784
2026	524,753
2027	540,172
Thereafter	951,971
Total lease payments	3,383,370
Less: Amounts representing interest	(1,132,722)
Total lease obligations	2,250,648
Less: Current	(149,830)
Total	$ 2,100,818